Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies
2. Significant Accounting Policies

The accounting policies noted below were applied in the preparation of the accompanying financial statements of the Company and are in conformity with accounting principles generally accepted in the United States.

(a)           Basis of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany profits, transactions and account balances have been eliminated. The results of subsidiary undertakings acquired in the period are included in the consolidated statement of operations from the date of acquisition.

(b)           Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The principle management estimates and judgments used in preparing the financial statements relate to revenue recognition, taxation, goodwill and business combinations.

 (c)           Revenue recognition

The Company primarily earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, biometric activities, consulting, imaging, contract staffing, informatics and laboratory services. Contracts range in duration from a number of months to several years.  Revenue for services, as rendered, is recognized only after persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured.

Clinical trials management revenue is recognized on a proportional performance method. Depending on the contractual terms revenue is either recognized on the percentage of completion method based on the relationship between hours incurred and the total estimated hours of the trial or on the unit of delivery method. Contract costs equate to the product of labor hours incurred and compensation rates.  For the percentage of completion method, the input (effort expended) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. Contract revenue is the product of the aggregated labor hours required to complete the specified contract tasks at the agreed contract rates. The Company regularly reviews the estimate of total contract time to ensure such estimates remain appropriate taking into account actual contract stage of completion, remaining time to complete and any identified changes to the contract scope. Remaining time to complete depends on the specific contract tasks and the complexity of the contract and can include geographical site selection and initiation, patient enrolment, patient testing and level of results analysis required. While the Company may routinely adjust time estimates, the Company’s estimates and assumptions historically have been accurate in all material respects in the aggregate.  Where revenue is recognized on the unit of delivery method, the basis applied is the number of units completed as a percentage of the total number of contractual units.

Biometrics revenue is recognized on a fee-for-service method as each unit of data is prepared on the basis of the number of units completed in a period as a percentage of the total number of contracted units.  Imaging revenue is recognized on a fee-for-service basis recognizing revenue for each image completed. Consulting revenue is recognized on a fee-for-service basis as each hour of the related service is performed. Contract staffing revenue is recognized on a fee-for-service basis, over the time the related service is performed, or in the case of permanent placement, once the candidate has been placed with the client.  Informatics revenue is recognized on a fee-for-service basis.  Informatics contracts are treated as multiple element arrangements, with contractual elements comprising licence fee revenue, support fee revenue and revenue from software services, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Licence and support fee revenues are recognized rateably over the period of the related agreement.  Revenue from software services is recognized using the percentage of completion method based on the relationship between hours incurred and the total estimated hours required to perform the service.

Laboratory service revenue is recognized on a fee-for-service basis. The Company accounts for laboratory service contracts as multiple element arrangements, with contractual elements comprising laboratory kits and laboratory testing, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Revenues for contractual elements are recognized on the basis of the number of deliverable units completed in the period.

Contracts generally contain provisions for renegotiation in the event of changes in the scope, nature, duration, or volume of services of the contract. Renegotiated amounts are recognized as revenue by revision to the total contract value arising as a result of an authorised customer change order.

The difference between the amount of revenue recognized and the amount billed on a particular contract is included in the balance sheet as unbilled revenue or payments on account. Normally, amounts become billable upon the achievement of certain milestones, for example, target patient enrolment rates, clinical testing sites initiated or case report forms completed. Once the milestone target is reached, amounts become billable in accordance with pre-agreed payment schedules included in the contract or on submission of appropriate billing detail. Such cash payments are not representative of revenue earned on the contract as revenues are recognized over the period in which the specified contractual obligations are fulfilled. Amounts included in unbilled revenue are expected to be collected within one year and are included within current assets. Advance billings to customers, for which revenue has not been recognized, are recognized as payments on account within current liabilities.

In the event of contract termination, if the value of work performed and recognized as revenue is greater than aggregate milestone billings at the date of termination, cancellation clauses usually ensure that the Company is paid for all work performed to the termination date.

(d)           Reimbursable expenses

Reimbursable expenses comprise investigator payments and certain other costs which are reimbursed by clients under terms specific to each contract and are deducted from gross revenue in arriving at net revenue. Investigator payments are accrued based on patient enrollment over the life of the contract. Investigator payments are made based on predetermined contractual arrangements, which may differ from the accrual of the expense.

(e)           Direct costs

Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.

(f)           Advertising costs

All costs associated with advertising and promotion are expensed as incurred. The advertising and promotion expense was $4,513,750, $3,563,900 and $5,195,120 for the years ended December 31, 2015, December 31, 2014 and December 31, 2013 respectively.

(g)           Foreign currencies and translation of subsidiaries

The Company's financial statements are prepared in United States dollars. Transactions in currencies other than United States dollars are recorded at the rate ruling at the date of the transactions. Monetary assets and liabilities denominated in currencies other than United States dollars are translated into United States dollars at exchange rates prevailing at the balance sheet date. Adjustments resulting from these translations are charged or credited to income.  Amounts credited or charged to the statement of operations for the years ended December 31, 2015, December 31, 2014 and December 31, 2013 were as follows:

	Year ended December 31,
	(in thousands)
	2015	2014	2013
Amounts (credited)	$(3,608)	$(5,942)	$(1,233)

The financial statements of subsidiaries with other functional currencies are translated at period end rates for the balance sheet and average rates for the statement of operations. Translation gains and losses arising are reported as a movement on accumulated other comprehensive income.

(h)           Disclosure about fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each material class of financial instrument:

Cash, cash equivalents, unbilled revenue, other receivables, short term investments, prepayments and other current assets, accounts receivable, accounts payable, investigator payments, payments on account, accrued liabilities, accrued bonuses and income taxes payable have carrying amounts that approximate fair value due to the short term maturities of these instruments. Other liabilities’ carrying amounts approximate fair value based on net present value of estimated future cash flows.

 (i)           Business combinations

The cost of a business combination is measured as the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued in exchange for control. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognized at the acquisition date at the fair value of this contingent consideration. Any changes to this estimate in subsequent periods will depend on the classification of the contingent consideration. If the contingent consideration is classified as equity it shall not be re-measured and the settlement shall be accounted for within equity. If the contingent consideration is classified as a liability any adjustments will be accounted for through the Consolidated Statement of Operations or Other Comprehensive Income depending on whether the liability is considered a financial instrument.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to the original acquisition accounting.

 (j)           Goodwill and Impairment

Goodwill represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.  Goodwill is stated net of any provision for impairment. The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment. The first step is to compare the carrying amount of the reporting unit’s assets to the fair value of the reporting unit. If the carrying amount exceeds the fair value then a second step is completed which involves the fair value of the reporting unit being allocated to each asset and liability with the excess being implied goodwill. The impairment loss is the amount by which the recorded goodwill exceeds the implied goodwill. No impairment was recognized as a result of the impairment testing carried out for the years ended December 31, 2015, December 31, 2014 and December 31, 2013.

(k)           Intangible assets

Intangible assets are amortized on a straight line basis over their estimated useful life.

(l)           Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments with initial maturities of three months or less and are stated at cost, which approximates market value.

(m)           Short term investments - available for sale

The Company classifies short-term investments as available for sale in accordance with the terms of FASB ASC 320, Investments – Debt and Equity Securities.  Realized gains and losses are determined using specific identification.  The investments are reported at fair value, with unrealized gains or losses reported in a separate component of shareholders’ equity.  Any differences between the cost and fair value of the investments are represented by accrued interest.

(n)           Inventory

Inventory is valued at the lower of cost and market value and after provisions for obsolescence. Cost of inventories comprises the purchase price and attributable costs, less trade discounts.  At December 31, 2015 the carrying value of inventory, included within prepayments and other current assets on the balance sheet, was $1.8 million (2014: $1.7 million).

(o)           Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5

Leasehold improvements are amortized using the straight-line method over the estimated useful life of the asset or the lease term, whichever is shorter.

(p)           Leased assets

Costs in respect of operating leases are charged to the statement of operations on a straight line basis over the lease term.

Assets acquired under capital finance leases are included in the balance sheet at the present value of the future minimum lease payments and are depreciated over the shorter of the lease term and their remaining useful lives. The corresponding liabilities are recorded in the balance sheet and the interest element of the capital lease rental is charged to interest expense.

(q)           Income taxes

The Company applies the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement.  Interest and penalties related to income taxes are included in income tax expense and classified with the related liability on the consolidated balance sheet.

On November 21, 2015 FASB issued ASU 2015-17 on the balance sheet classification of deferred taxes.  The new standard requires that all deferred taxes are presented as noncurrent in a classified statement of financial position.  The new guidance is effective for public business entities for annual periods beginning after December 15, 2016 and for nonpublic business entities for annual periods beginning after December 15, 2017.  Early adoption is available for all entities for any set of financial statements that had not been released as at November 21, 2015 with an option to apply on either a prospective or a retrospective basis. The Company has elected for early adoption of ASU 2015 – 17 on a prospective basis for all financial statements issued after November 21, 2015. The effect of this is that all deferred tax assets and liabilities are classified as noncurrent assets and liabilities in the December 31, 2015 balance sheet. As ASU 2015-17 is being adopted on a prospective basis there is no impact on prior period financial statements.

 (r)           Government grants

Government grants received relating to capital expenditures are shown as deferred income and credited to income on a basis consistent with the depreciation policy of the relevant assets.  Grants relating to categories of operating expenditures are credited to income in the period in which the expenditure to which they relate is charged.

Under the grant agreements amounts received may become repayable in full should certain circumstances specified within the grant agreements occur, including downsizing by the Company, disposing of the related assets, ceasing to carry on its business or the appointment of a receiver over any of its assets.  The Company has not recognized any loss contingency having assessed as remote the likelihood of these events arising.

(s)           Research and development credits

Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company’s ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of operating expenditure.

 (t)           Pension costs

The Company contributes to defined contribution plans covering all eligible employees. The Company contributes to these plans based upon various fixed percentages of employee compensation and such contributions are expensed as incurred.

The Company operates, through a subsidiary, a defined benefit plan for certain of its United Kingdom employees. The Company accounts for the costs of this plan using actuarial models required by FASB ASC 715-30 and the plan is presented in accordance with the requirements of FASB ASC 715-60 Defined Benefit Plans – Other Post retirement.

(u)           Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share. The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2015	2014	2013
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	58,746,935	61,496,115	60,907,274
Effect of dilutive share options outstanding	1,543,098	1,635,302	1,345,977
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	60,290,033	63,131,417	62,253,251

(v)           Share-based compensation

The Company accounts for its share options, restricted share units (“RSU’s”) and performance share units (“PSU’s”) in accordance with the provisions of FASB ASC 718, Compensation – Stock Compensation. Share-based compensation expense for equity-settled awards made to employees and Directors is measured and recognized based on estimated grant date fair values. These equity-settled awards include employee share options, RSU’s and PSU’s.

Share-based compensation expense for share options awarded to employees and Directors is estimated at the grant date based on each option’s fair value as calculated using the Black-Scholes option-pricing model. Share-based compensation for RSU’s and PSU’s awarded to employees and Directors is calculated based on the market value of the Company’s shares on the date of award of the RSU’s and PSU’s. The value of awards expected to vest is recognized as an expense over the requisite service periods. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Estimating the grant date fair value of share options as of the grant date using an option-pricing model, such as the Black-Scholes model, is affected by the Company’s share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and the expected term of the awards.

(w)           Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount of the asset or fair value less selling costs.

(x)           Derivative financial instruments

We enter into transactions in the normal course of business using various financial instruments in order to hedge against exposures to fluctuating exchange and interest rates. We use derivative financial instruments to reduce exposure to fluctuations in interest rates. A derivative is a financial instrument or other contract whose value changes in response to some underlying variable, which has an initial net investment smaller than would be required for other instruments that have a similar response to the variable and that will be settled at a future date. We do not enter into derivative financial instruments for trading or speculative purposes. We did not hold any interest rate swap contracts or forward currency contracts at December 31, 2015, December 31, 2014 or December 31, 2013.

Our accounting policies for derivative financial instruments are based on whether they meet the criteria for designation as cash flow or fair value hedges. A designated hedge of the exposure to variability in the future cash flows of an asset or a liability, or of a forecasted transaction, is referred to as a cash flow hedge. A designated hedge of the exposure to changes in fair value of an asset or a liability is referred to as a fair value hedge. The criteria for designating a derivative as a hedge include the assessment of the instrument’s effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction, and the probability that the underlying transaction will occur. For derivatives with cash flow hedge accounting designation, we report the gain or loss from the effective portion of the hedge as a component of Other Comprehensive Income and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings, and within the same income statement line item as the impact of the hedged transaction. For derivatives with fair value hedge accounting designation, we recognize gains or losses from the change in fair value of these derivatives, as well as the offsetting change in the fair value of the underlying hedged item, in earnings. Fair value gains and losses arising on derivative financial instruments not qualifying for hedge accounting are reported in our Consolidated Statement of Operations.

(y)           Financing costs and gain on interest rate hedge

The interest rate in respect of the Senior Notes is fixed at 3.64% for the five year term of the agreement.  The associated interest cost is recognized in interest expense in the period since drawdown in December 2015.

On October 5 2015, the Company entered into an interest rate hedge in respect of the planned issuance of the Senior Notes in December 2015. The interest rate hedge matured on November 17, 2015 when the interest rate on the Senior Notes was fixed. The interest rate hedge was effective in accordance with Financial Accounting Standards Board (“FASB”) ASC 815, “Derivatives and Hedging”.  The cash proceeds ($4.6 million), representing the realized gain on the interest rate hedge were received on maturity in November 2015 and are recorded within Other Comprehensive Income.  The realized gain will be amortized to the income statement, net against interest payable, over the period of the Senior Notes.

Deferred financing costs (including issue costs relating to the Senior Notes) are reported at cost less accumulated amortization and the related amortization expense is included in interest expense, in our consolidated statement of income.

 (y)           Reclassifications

Certain amounts in the consolidated financial statements have been reclassified where necessary to conform to the current year presentation.